Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 30, 2012	Sep. 30, 2015	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Mar. 15, 2013
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Stock Issued During Period, Shares, Purchase of Assets (in Shares)	1,900,000
Stock Issued During Period, Value, Purchase of Assets	$ 1,045,000
Accounts Payable		$ 29,000		$ 0
Supplier Concentration Risk [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Accounts Payable				$ 0	$ 1,000,000
Concentration Risk, Customer			three
Liabilities, Total [Member] | Supplier Concentration Risk [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Concentration Risk, Percentage		24.00%		39.00%	25.00%
Suntech America [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss							$ 946,438
Loss Contingency Accrual				$ 946,438		$ 946,438